Pension, Health Care and Postretirement Benefits Other Than Pensions	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
PENSION, HEALTH CARE AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
PENSION, HEALTH CARE AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
The Company provides pension benefits to substantially all employees through primarily noncontributory defined contribution or defined benefit plans and certain health care and life insurance benefits to domestic active employees and eligible retirees. In accordance with the Retirement Benefits Topic of the ASC, the Company recognizes an asset for overfunded defined benefit pension or other postretirement benefit plans and a liability for unfunded or underfunded plans. In addition, actuarial gains and losses and prior service costs of such plans are recorded in Cumulative other comprehensive loss, a component of Shareholders’ equity. The amounts recorded in Cumulative other comprehensive loss will continue to be modified as actuarial assumptions and service costs change, and all such amounts will be amortized to expense over a period of years through the net pension cost (credit) and net periodic benefit cost.
Health care plans. The Company provides certain domestic health care plans that are contributory and contain cost-sharing features such as deductibles and coinsurance. There were 19,440, 18,609 and 18,189 active employees entitled to receive benefits under these plans at December 31, 2013, 2012 and 2011, respectively. The cost of these benefits for active employees, which includes claims incurred and claims incurred but not reported, amounted to $174,588, $163,011 and $155,501 for 2013, 2012 and 2011, respectively.
Defined contribution pension plans. The Company’s annual contribution for its domestic defined contribution pension plan was $27,803, $25,147 and $23,344 for 2013, 2012 and 2011, respectively. The contribution percentage ranges from two percent to seven percent of compensation for covered employees based on an age and service formula. Assets in employee accounts of the domestic defined contribution pension plan are invested in various investment funds as directed by the participants. These investment funds did not own a significant number of shares of the Company’s common stock for any year presented.
The Company’s annual contribution for its foreign defined contribution pension plans, which is based on various percentages of compensation for covered employees up to certain limits, was $1,428, $4,621 and $3,807 for 2013, 2012 and 2011, respectively. Assets in employee accounts of the foreign defined contribution pension plans are invested in various investment funds. These investment funds did not own a significant number of shares of the Company’s common stock for any year presented.
Defined benefit pension plans. The Company has one salaried and one hourly domestic defined benefit pension plan, and twenty foreign defined benefit pension plans, including three Canadian plans acquired in connection with the 2013 acquisition of Comex's U.S./Canada business and one European plan acquired in connection with the 2011 acquisition of Leighs Paints. All participants in the domestic salaried defined benefit pension plan prior to January 1, 2002 retain the previous defined benefit formula for computing benefits with certain modifications for active employees. Eligible domestic salaried employees hired or re-hired between January 1, 2002 and September 30, 2011 became participants in the revised domestic salaried defined benefit pension plan upon completion of six months of service. All employees who became participants on or after January 1, 2002 and before January 1, 2005 were credited with certain contribution credits equivalent to six percent of their salary. All employees who became participants on or after January 1, 2005 were credited with certain contribution credits that range from two percent to seven percent of compensation based on an age and service formula. Effective July 1, 2009, the domestic salaried defined benefit pension plan was revised, and all employees who become participants on or after January 1, 2002 were credited with certain contribution credits that range from two percent to seven percent of compensation based on an age and service formula. Contribution credits are converted into units to account for each participant’s benefits. Participants will receive a variable annuity benefit upon retirement or a lump sum distribution upon termination (if vested). The variable annuity benefit is subject to the hypothetical returns achieved on each participant’s allocation of units from investments in various investment funds as directed by the participant. Contribution credits to the revised domestic salaried defined benefit pension plan are being funded through existing plan assets. Effective October 1, 2011, the domestic salaried defined benefit pension plan was frozen for new hires, and all newly hired U.S. non-collectively bargained employees are eligible to participate in the Company’s domestic defined contribution plan.
In connection with the 2013 acquisition of Comex's U.S./Canada business, the Company acquired a domestic defined benefit pension plan (Comex Plan). The Comex Plan was merged into the Company's salaried defined benefit pension plan as of November 29, 2013 and was frozen for new participants as of December 31, 2013. Accrued benefits and vesting service under the Comex Plan were credited under the Company's domestic salaried defined benefit pension plan.
At December 31, 2013, the domestic salaried and hourly defined benefit pension plans were overfunded, with a projected benefit obligation of $582,036, fair value of plan assets of $870,386 and excess plan assets of $288,350. The plans are funded in accordance with all applicable regulations at December 31, 2013 and no funding will be required in 2014. At December 31, 2012, the domestic salaried defined benefit pension plan was overfunded, with a projected benefit obligation of $313,964, fair value of plan assets of $559,552 and excess plan assets of $245,588, and the domestic hourly defined benefit pension plan was underfunded, with a projected benefit obligation of $152,863, fair value of plan assets of $144,011 and a deficiency of plan assets of $8,852. At December 31, 2011, the domestic salaried defined benefit pension plan was overfunded, with a projected benefit obligation of $269,314, fair value of plan assets of $487,990 and excess plan assets of $218,676, and the domestic hourly defined benefit pension plan was underfunded, with a projected benefit obligation of $140,715, fair value of plan assets of $126,473 and a deficiency of plan assets of $14,242.
At December 31, 2013, fifteen of the Company’s foreign defined benefit pension plans were unfunded or underfunded, with combined accumulated benefit obligations, projected benefit obligations, fair values of net assets and deficiencies of plan assets of $124,062, $156,423, $104,282 and $52,141, respectively. An increase of $54,238 from 2012 in the combined projected benefit obligations of all foreign defined benefit pension plans was primarily due to the acquisition of three Canadian defined benefit pension plans in connection with the 2013 acquisition of Comex's U.S./Canada business and changes in plan assumptions.
The Company expects to make the following benefit payments for all domestic and foreign defined benefit pension plans: $60,725 in 2014; $60,759 in 2015; $61,741 in 2016; $62,755 in 2017; $63,631 in 2018; and $289,290 in 2019 through 2023. The Company expects to contribute $8,130 to the foreign plans in 2014.
The estimated net actuarial losses and prior service (credits) for the defined benefit pension plans that are expected to be amortized from Cumulative other comprehensive loss into the net pension costs in 2014 are $1,423 and $1,837, respectively.
The following table summarizes the components of the net pension costs and Cumulative other comprehensive loss related to the defined benefit pension plans:

	Domestic Defined Benefit Pension Plans			Foreign Defined Benefit Pension Plans
	2013	2012	2011	2013	2012	2011
Net pension costs:
Service costs	$23,176	$19,061	$17,933	$5,039	$3,654	$3,055
Interest costs	18,444	17,442	18,602	7,940	6,927	5,954
Expected returns on plan assets	(42,937)	(44,841)	(46,441)	(7,487)	(6,799)	(5,535)
Amortization of prior service costs	1,823	1,591	1,635
Amortization of actuarial losses	13,147	22,205	16,865	1,716	1,022	493
Ongoing pension costs	13,653	15,458	8,594	7,208	4,804	3,967
Settlement costs (credits)				(220)	47	(235)
Net pension costs	13,653	15,458	8,594	6,988	4,851	3,732
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial (gains) losses arising during the year	(90,669)	(26,459)	48,745	(5,487)	14,131	15,944
Prior service costs during the year	1,756	2,495	1,195
Amortization of prior service costs	(1,823)	(1,591)	(1,635)
Amortization of actuarial losses	(13,147)	(22,205)	(16,865)	(1,716)	(1,022)	(493)
Exchange rate gain (loss) recognized during year				819	1,464	(387)
Total recognized in Cumulative other comprehensive loss	(103,883)	(47,760)	31,440	(6,384)	14,573	15,064
Total recognized in net pension costs and Cumulative other comprehensive loss	$(90,230)	$(32,302)	$40,034	$604	$19,424	$18,796

The Company employs a total return investment approach for the domestic and foreign defined benefit pension plan assets. A mix of equities and fixed income investments are used to maximize the long-term return of assets for a prudent level of risk. In determining the expected long-term rate of return on defined benefit pension plan assets, management considers the historical rates of return, the nature of investments and an expectation of future investment strategies. The target allocations for plan assets are 45 – 65 percent equity securities and 30 – 40 percent fixed income securities.
The following tables summarize the fair value of the defined benefit pension plan assets at December 31, 2013, 2012 and 2011:

	Fair Value at December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Short-term investments (a)	$15,055	$1,941	$13,114
Equity investments (b)	736,873	419,779	317,094
Fixed income investments (c)	255,927	125,377	130,550
Other assets (d)	47,494		29,553	$17,941
	$1,055,349	$547,097	$490,311	$17,941

	Fair Value at December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Short-term investments (a)	$68,795		$68,795
Equity investments (b)	490,993	$243,553	247,440
Fixed income investments (c)	239,558	131,276	108,282
Other assets (d)	37,230		18,380	$18,850
	$836,576	$374,829	$442,897	$18,850

	Fair Value at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Short-term investments (a)	$9,408		$9,408
Equity investments (b)	482,694	$268,307	214,387
Fixed income investments (c)	202,939	103,485	99,454
Other assets (d)	37,482		16,582	$20,900
	$732,523	$371,792	$339,831	$20,900

(a)	This category includes a full range of high quality, short-term money market securities.

(b)	This category includes actively managed equity assets that track primarily to the S&P 500.

(c)	This category includes government and corporate bonds that track primarily to the Barclays Capital Aggregate Bond Index.

(d)	This category consists of venture capital funds.
The following tables summarize the changes in the fair value of the defined benefit pension plan assets classified as level 3 at December 31, 2013, 2012 and 2011:

	Balance at December 31, 2012	Dispositions	Realized and Unrealized Gains	Balance at December 31, 2013
Other assets	$18,850	$(4,068)	$3,159	$17,941

	Balance at December 31, 2011	Dispositions	Realized and Unrealized Gains	Balance at December 31, 2012
Other assets	$20,900	$(3,827)	$1,777	$18,850

	Balance at January 1, 2011	Dispositions	Realized and Unrealized Gains	Balance at December 31, 2011
Fixed income investments	$5,535	$(5,717)	$182
Other assets	19,152	(1,389)	3,137	$20,900
	$24,687	$(7,106)	$3,319	$20,900

Included as equity investments in the domestic defined benefit pension plan assets at December 31, 2013 were 300,000 shares of the Company’s common stock with a market value of $55,050, representing 6.3 percent of total domestic plan assets. Dividends received on the Company’s common stock during 2013 totaled $600.
The following table summarizes the obligations, plan assets and assumptions used for the defined benefit pension plans, which are all measured as of December 31:

	Domestic Defined Benefit Pension Plans			Foreign Defined Benefit Pension Plans
	2013	2012	2011	2013	2012	2011
Accumulated benefit obligations at end of year	$577,736	$460,591	$415,163	$187,670	$142,769	$121,137
Projected benefit obligations:
Balances at beginning of year	$466,827	$410,029	$390,257	$168,758	$141,465	$85,936
Service costs	23,176	19,061	17,933	5,039	3,654	3,055
Interest costs	18,444	17,442	18,602	7,940	6,927	5,954
Actuarial (gains) losses	(5,488)	48,346	8,428	5,939	17,532	11,395
Acquisitions of businesses and other	113,174	2,496	1,194	39,622	(975)	42,131
Effect of foreign exchange				1,549	6,633	(3,760)
Benefits paid	(34,097)	(30,547)	(26,385)	(5,851)	(6,478)	(3,246)
Balances at end of year	582,036	466,827	410,029	222,996	168,758	141,465
Plan assets:
Balances at beginning of year	703,563	614,463	634,725	133,013	118,060	65,748
Actual returns on plan assets	128,117	119,647	6,123	20,316	10,201	987
Acquisitions of businesses and other	72,803			36,106	6,205	57,761
Effect of foreign exchange				1,379	5,025	(3,190)
Benefits paid	(34,097)	(30,547)	(26,385)	(5,851)	(6,478)	(3,246)
Balances at end of year	870,386	703,563	614,463	184,963	133,013	118,060
Excess (deficient) plan assets over projected benefit obligations	$288,350	$236,736	$204,434	$(38,033)	$(35,745)	$(23,405)
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	$288,350	$245,588	$218,676	$14,096	$4,323	$9,674
Other accruals				(1,126)	(869)	(829)
Other long-term liabilities		(8,852)	(14,242)	(51,003)	(39,199)	(32,250)
	$288,350	$236,736	$204,434	$(38,033)	$(35,745)	$(23,405)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(59,272)	$(163,088)	$(211,752)	$(35,183)	$(41,567)	$(26,994)
Prior service costs	(6,043)	(6,110)	(5,206)
	$(65,315)	$(169,198)	$(216,958)	$(35,183)	$(41,567)	$(26,994)
Weighted-average assumptions used to determine projected benefit obligations:
Discount rate	4.65%	3.73%	4.40%	4.89%	4.58%	4.94%
Rate of compensation increase	4.00%	4.00%	4.00%	4.31%	4.08%	4.05%
Weighted-average assumptions used to determine net pension costs:
Discount rate	3.73%	4.40%	4.97%	4.58%	4.94%	5.48%
Expected long-term rate of return on assets	6.00%	7.50%	7.50%	5.67%	6.04%	6.12%
Rate of compensation increase	4.00%	4.00%	4.00%	4.08%	4.04%	4.06%

Postretirement Benefits Other Than Pensions. Employees of the Company hired in the United States prior to January 1, 1993 who are not members of a collective bargaining unit, and certain groups of employees added through acquisitions, are eligible for health care and life insurance benefits upon retirement, subject to the terms of the unfunded plans. There were 4,419, 4,402 and 4,436 retired employees entitled to receive such postretirement benefits at December 31, 2013, 2012 and 2011, respectively.

The following table summarizes the obligation and the assumptions used for postretirement benefits other than pensions:

	Postretirement Benefits Other than Pensions
	2013	2012	2011
Benefit obligation:
Balance at beginning of year - unfunded	$338,134	$316,795	$315,572
Service cost	3,061	2,943	3,495
Interest cost	12,183	13,520	15,580
Actuarial (gain) loss	(53,096)	18,961	(3,965)
Benefits paid	(13,631)	(14,085)	(13,887)
Balance at end of year - unfunded	$286,651	$338,134	$316,795
Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	$(268,874)	$(320,223)	$(297,528)
Other accruals	(17,777)	(17,911)	(19,267)
	$(286,651)	$(338,134)	$(316,795)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(8,287)	$(62,814)	$(45,567)
Prior service costs	2,503	328	983
	$(5,784)	$(62,486)	$(44,584)
Weighted-average assumptions used to determine benefit obligation:
Discount rate	4.60%	3.70%	4.40%
Health care cost trend rate - pre-65	7.50%	8.00%	8.00%
Health care cost trend rate - post-65	6.50%	8.00%	8.00%
Prescription drug cost increases	7.00%	8.00%	8.00%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	3.70%	4.40%	5.10%
Health care cost trend rate - pre-65	8.00%	8.00%	7.50%
Health care cost trend rate - post-65	8.00%	8.00%	7.50%
Prescription drug cost increases	8.00%	8.00%	8.00%

The following table summarizes the components of the net periodic benefit cost and cumulative other comprehensive loss related to postretirement benefits other than pensions:

	Postretirement Benefits Other than Pensions
	2013	2012	2011
Net periodic benefit cost:
Service cost	$3,061	$2,943	$3,495
Interest cost	12,183	13,520	15,580
Amortization of actuarial losses	3,934	1,715	2,505
Amortization of prior service credit	(328)	(656)	(657)
Net periodic benefit cost	18,850	17,522	20,923
Other changes in projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial (gain) loss	(53,096)	18,961	(3,965)
Amortization of actuarial losses	(3,934)	(1,715)	(2,505)
Amortization of prior service credit	328	656	657
Total recognized in Cumulative other comprehensive loss	(56,702)	17,902	(5,813)
Total recognized in net periodic benefit cost and Cumulative other comprehensive loss	$(37,852)	$35,424	$15,110

The estimated prior service credit for postretirement benefits other than pensions that is expected to be amortized from Cumulative other comprehensive loss into net periodic benefit cost in 2014 is $(503).
The assumed health care cost trend rate and prescription drug cost increases used to determine the net periodic benefit cost for postretirement health care benefits for 2014 both decrease in each successive year until reaching 5.0 percent in 2022. The assumed health care and prescription drug cost trend rates have a significant effect on the amounts reported for the postretirement health care benefit obligation. A one-percentage-point change in assumed health care and prescription drug cost trend rates would have had the following effects at December 31, 2013:

	One-Percentage-Point
	Increase	(Decrease)
Effect on total of service and interest cost components	$148	$(158)
Effect on the postretirement benefit obligation	$2,953	$(3,120)

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Medicare Act) introduced a prescription drug benefit under Medicare (Medicare Part D) as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. In accordance with the accounting guidance related to the Medicare Act included in the Retirement Benefits Topic of the ASC, the effects of the federal subsidy resulted in a $21,400 reduction of the accumulated postretirement benefit obligation for benefits attributed to past service, which was recognized prospectively beginning July 1, 2004. During 2012, this recognition resulted in a $5,712 reduction of the net periodic benefit cost, which consisted of changes in actuarial experience and reductions in interest cost of $5,278 and $434, respectively. During 2011, this recognition resulted in a $7,073 reduction of the net periodic benefit cost, which consisted of changes in actuarial experience and reductions in interest cost of $6,831 and $242, respectively. There is no expense impact in years after 2012 due to the elimination of the tax deduction previously allowed for the Medicare Part D subsidy.
The Company expects to make retiree health care benefit cash payments and to receive Medicare Part D prescription cash reimbursements as follows:

	Retiree Health Care Benefits	Medicare Prescription Reimbursement	Expected Cash Payments - Net
2014	$19,119	$(1,342)	$17,777
2015	20,395	(1,511)	18,884
2016	21,396	(1,680)	19,716
2017	22,260		22,260
2018	22,606		22,606
2019 through 2023	109,636		109,636
Total expected benefit cash payments	$215,412	$(4,533)	$210,879